Business combinations	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Abstract]
Business combinations
5.	Business combinations

Acquisitions in 2017

Fashion Concierge UK Limited

On October 31, 2017, Farfetch UK Limited, a wholly owned subsidiary of Farfetch Limited, acquired 100% of the issued share capital of Fashion Concierge UK Limited and its subsidiary F&C Fashion Concierge, LDA (“Fashion Concierge UK Limited”). The primary reason for the acquisition was for the Group to enhance its private client offering.

Details of the purchase consideration, the net assets acquired and goodwill are as follows (in thousands):

2017
Cash consideration	$-
Ordinary shares issued	2,183
Total purchase consideration	$2,183

The fair value of the 45,000 shares issued as 100% of the consideration paid for Fashion Concierge UK Limited ($2,183,000) was estimated based upon the Company’s most recent funding round as of the date of the acquisition.

Net cash inflow arising on acquisition (in thousands)

2017
Cash and cash equivalent balances acquired	$195
Cash consideration	-
Net cash inflow	$195

The ordinary shares issued are non-cash investing activities

The Group recognized the following assets and liabilities upon the Fashion Concierge UK Limited acquisition (in thousands):

2017
Intangible assets	$1
Tangible assets	4
Trade receivables	301
Cash and cash equivalents	195
Trade payables	(1,341)
Total net identified liabilities acquired	(840)
Goodwill	3,023
Total goodwill acquired	3,023
Net assets acquired	$2,183

The goodwill is attributable to the Fashion Concierge UK Limited reputation and the expected synergies and efficiencies generated by the business combination. It will not be deductible for tax purposes.

Acquisition-related costs of $123,000 are included in selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2017.

Style.com

On June 12, 2017, Farfetch UK Limited, a wholly owned subsidiary of Farfetch Limited, acquired 100% of the business of Style.com, a luxury e-commerce retailer, from Conde Nast. The primary reason for the acquisition was for the Group to leverage customer relationships, the Style.com domain name authority and content to enhance the Group’s marketplace business.

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2017
Cash consideration	$-
Ordinary shares issued	12,411
Total purchase consideration	$12,411

The fair value of the 258,265 shares issued as 100% of the consideration paid for Style.com ($12,411,000) was estimated based upon the Company’s most recent funding round as of the date of the acquisition. The ordinary shares issued are non-cash investing activities.

The Group recognized the following assets and liabilities upon acquisition (in thousands):

2017
Inventories	$1,856
Total net identified assets acquired	1,856
Goodwill	7,050
Customer relationships	1,178
Trademarks and domain name	3,046
Deferred tax liability	(719)
Total goodwill and identifiable intangible assets acquired	10,555
Net assets acquired	$12,411

The trademarks and domain name are amortized over ten years and the customer relationships are amortized over three years.

The goodwill is attributable to the Style.com reputation and the expected synergies and efficiencies generated by the business combination. It will not be deductible for tax purposes.

There was no cashflow impact with purchase consideration being the issue of shares and there being no cash acquired.

Acquisition-related costs of $557,000 are included in selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2017.

Revenue and profit contribution of acquisitions made in 2017

The results of operations for each of the acquisitions have been included in the Group’s consolidated statements of operations since the respective dates of acquisitions. Actual and pro forma revenue and results of operations for the acquisitions have not been presented because they do not have a material impact to the consolidated revenue and results of operations, either individually or in aggregate.

Acquisitions in 2018

There were no business combinations in 2018.

Acquisitions in 2019

Stadium Goods

On January 4, 2019, Farfetch Limited completed the acquisition of 100% of the outstanding shares of Stadium Goods, the sneaker and streetwear marketplace for total consideration of $230,900,000. The Group expects to benefit from Stadium Goods’ brand, access to supply, and a team who have joined the Group, bringing with them a strong passion for, and knowledge of, luxury streetwear, further enhancing the company’s marketplace and stores offering. The consideration payable by the Group was in the form of cash consideration and Farfetch Limited shares. The consideration payable was split as $150,200,000 of cash, and 4,641,554 Class A Ordinary Shares with a value of $80,700,000 based on the Farfetch Limited share price as at the acquisition date.

The transaction is accounted for as a business combination under IFRS 3 and the purchase price allocation accounting has been finalized. Of the $80,700,000 share consideration, $52,100,000 includes a service condition for certain members of the Stadium Goods management team remaining with the Group over a four-year period. This does not satisfy the IFRS 3 definition of consideration and will be recognized as an expense in the statement of operations over the four-year service period as a share based payment expense. Therefore, under IFRS 3, the consideration is $178,800,000 consisting of $150,200,000 cash consideration and $28,600,000 share consideration, none of which is contingent on future performance or service conditions.

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2019
Cash consideration	$150,200
Ordinary shares issued	28,600
Total purchase consideration	$178,800

2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$1,678
Cash consideration	(150,200)
Net cash outflow	$(148,522)

The ordinary shares issued are non-cash investing activities.

The Group finalized its purchase price allocation in the first quarter 2019. The Group recognized the following assets and liabilities upon acquisition of Stadium Goods (in thousands):

2019
Intangible assets	$2,049
Brand name	117,300
Tangible assets	319
Right-of-use assets	2,802
Other non-current assets	243
Inventory	541
Net working capital (excluding inventory)	(3,642)
Non-current liabilities	(14,465)
Total net identified assets acquired	105,147
Goodwill	73,653
Net assets acquired	$178,800

Goodwill consists of expected synergies to be achieved by combining the operations of Stadium Goods with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is expected to be deductible for tax purposes. No deferred tax has been recognized however on the basis that management did not consider there to be sufficient evidence at the time of the acquisition that suitable taxable profits were expected to arise to support recognition.

As the transaction has been treated as an asset purchase for tax purposes, no deferred tax has been recognized in respect of the brand name as there is no difference between the tax base and carrying amount at acquisition as it is expected that the brand name will be deductible for tax purposes.

Acquisition-related costs of $3,987,000 were recorded in 2019, and comprised $2,493,000, which are included in selling, general and administrative expenses, and $1,494,000, which are included in the merger relief reserve.

Toplife

On May 28, 2019, Farfetch (Shanghai) E-commerce Co., Ltd, a wholly owned subsidiary of Farfetch Limited, acquired 100% of the business of Toplife, a luxury e-commerce platform, from JD Group. The transaction is being treated as a business combination. The primary reason for the acquisition was for the Group to leverage the JD App Level 1 Access Button (Farfetch has replaced the Toplife JD Store with level 1 access being a prominent position on JD App’s homepage) to further enhance the Group’s marketplace business.

Details of the purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2019
Cash consideration	$48,503
Ordinary shares issued	-
Total purchase consideration	$48,503

No cash or cash equivalents were acquired.

The Group has performed its preliminary purchase price allocation. Owing to the timing and terms of the transaction, the Group is still refining its valuation assessment, mainly on account of TopLife inventory sales and of shutdown costs to be borne by Farfetch, and is expecting these to be finalized in the first quarter of 2020. Details of the purchase price allocation is below (in thousands):

2019
Tangible assets	$17
Inventory	131
Current liabilities	(1,605)
Level 1 access button	9,058
Total net identified assets acquired	7,601
Goodwill	40,902
Net assets acquired	$48,503

Goodwill consists of expected synergies to be achieved by combining the operations of Toplife with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not expected to be deductible for tax purposes. The level 1 access is amortized over four years.

Acquisition-related costs totaled $686,000 and are included in selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2019.

CuriosityChina

On April 3, 2019, Farfetch China (HK Holdings) Limited, a wholly owned subsidiary of the Farfetch Limited, completed the acquisition of 78% of the outstanding shares of CuriosityChina with total consideration of $9,000,000. The Group expects to benefit from CuriosityChina's expertise in the China market including its customer base and technological capabilities. The consideration payable by the Group was in the form of cash. The Group has the obligation to acquire the remaining 22% of outstanding shares that it did not initially acquire. On acquisition, the present value of this obligation amounted to $4,322,000 and was accounted for separately from the business combination as a liability. In connection to the purchase obligation, the Group recognized a $1,606,000 fair value revaluation loss in the statement of operations for the year ended December 31, 2019. The carrying value related to the call option over the remaining non-controlling interest in CuriosityChina at December 31, 2019, is $5,928,000.

The transaction has been accounted for as a business combination under IFRS 3.

Details of the total purchase consideration, the net assets acquired and goodwill are as follows (in thousands):

2019
Cash consideration	$9,000
Ordinary shares issued	-
Total purchase consideration	$9,000

2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$409
Cash consideration	(9,000)
Net cash outflow	$(8,591)

The Group finalized its purchase price allocation in the fourth quarter of 2019. The Group recognized the following assets and liabilities upon acquisition of CuriosityChina (in thousands):

2019
Tangible assets	$78
Current assets	1,879
Current liabilities	(1,005)
Customer relationships	3,878
Backlog	202
Technology	2,059
Deferred tax liability	(921)
Total net identified assets acquired	6,170
Goodwill	3,039
Total net identified assets acquired and goodwill	9,209
Non-controlling interest	(209)
Net assets acquired	$9,000

Goodwill consists of expected synergies to be achieved by combining the operations of CuriosityChina with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not expected to be deductible for tax purposes. The Customer relationships, Backlog and Technology are amortized over ten, two and ten years respectively.

Acquisition-related costs totaled $350,000 and are included in selling, general and administrative expenses. These costs were recorded in the year ending December 31, 2019.

New Guards

On August 2, 2019, Farfetch Italia, a wholly owned subsidiary of Farfetch Limited, signed a sale and purchase agreement for the acquisition of 100% of the outstanding shares of New Guards and took control of New Guards on the same date. The acquisition complements the Group's strategy to be the global technology platform for luxury fashion. The consideration payable by the Group was in the form of cash and Farfetch Limited shares. The total consideration payable was $704,088,000, split as $358,910,000 of cash, and 17,710,526 Class A Ordinary Shares with a value of $345,178,000 based on the Farfetch Limited share price as at the acquisition date. With respect to the share consideration, 3,554,855 of the shares reflected an estimate at the acquisition date of the shares expected to be issued based on Farfetch Limited's volume adjusted average share price for the 10-day period ended September 18, 2019 and classified as a liability.

The transaction is accounted for as a business combination under IFRS 3 and the preliminary purchase price allocation accounting has been completed. The purchase price allocation is expected to be finalized in the first half of 2020, following customary adjustments.

Details of the total purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2019
Cash consideration	$358,910
Ordinary shares issued	275,894
Ordinary shares to be issued	69,284
Total purchase consideration	$704,088

2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$102,835
Cash consideration	(358,910)
Net cash outflow	$(256,075)

The ordinary shares issued are non-cash investing activities.

The ordinary shares to be issued reflected the Group's best estimate of the shares it expected to issue as at the acquisition date as noted above. These shares were issued on September 23, 2019 with a $21,500,000 debit recognized in profit or loss on issue reflecting the fair value remeasurement of the shares on the date they were issued.

The Group recognized the following assets and liabilities upon acquisition of New Guards (in thousands):

2019
Intangible assets	$1,382
Brand name	830,150
Tangible assets	2,714
Right-of-use assets	10,727
Deferred tax assets	3,451
Other non-current assets	2,694
Inventory	36,757
Net working capital (excluding inventory)	32,027
Non-current liabilities	(13,698)
Deferred tax liabilities	(231,729)
Total net identified assets acquired	674,475
Goodwill	188,020
Total net identified assets acquired and goodwill	862,495
Non-controlling interest	(158,407)
Net assets acquired	$704,088

Goodwill consists of expected synergies to be achieved by combining the operations of New Guards with the Group, as well as other intangible assets that do not qualify for separate recognition under IFRS 3. Goodwill is not expected to be deductible for tax purposes.

Acquisition-related costs totaled $4,090,000 and comprised $2,086,000, which are included in selling, general and administrative expenses, and $2,004,000, which are included in the merger relief reserve. These costs were recorded in the year ending December 31, 2019.

Revenue and profit contribution of acquisitions made in 2019

The results of operations for each of the 2019 acquisitions have been included in the Group’s consolidated statements of operations since the date of acquisition. Actual and pro forma revenue and results of operations for the acquisitions of Stadium Goods, Curiosity China and Toplife have not been presented because they do not have a material impact to the consolidated revenue and results of operations, either individually or in aggregate. Actual revenue and results of operations for the acquisition of New Guards for the period since acquisition date were $182,989,000 and $23,142,000 respectively. Pro forma revenue and results of operations for the acquisition of New Guards as though the acquisition date had been the beginning of the year is impracticable because of the lack of financial information at the end of the reporting periods as the acquired entity’s reporting periods were misaligned with Farfetch's reporting periods.